Note 9 - Subsequent Event (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	0 Months Ended
	Nov. 11, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Subsequent Event (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)		11,033	11,033
Noncontrolling Interest Diluted [Member] | Subsequent Event [Member] | Prism Technologies [Member]
Note 9 - Subsequent Event (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	34.00%
Subsequent Event [Member] | Patents [Member] | Prism Technologies [Member]
Note 9 - Subsequent Event (Details) [Line Items]
Patent Families	9
Issued Patents	61
Patents Pending	6
Subsequent Event [Member] | Prism Technologies [Member]
Note 9 - Subsequent Event (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)	$ 16.5
Common Stock, Shares, Issued (in Shares)	3,500
Patent Proceeds Payable	70.00%
Licenses Revenue (in Dollars)	$ 55
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	31.00%